ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	1 Months Ended
	Jun. 30, 2010 IPO Common Stock	Jun. 30, 2010 IPO ADS	Dec. 31, 2010 Follow-on offering Common Stock	Dec. 31, 2010 Follow-on offering ADS
Public offerings
Number of shares issued	8,717,971	8,717,971	681,091	681,091